Consolidated Balance Sheets (unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
8.30% 2022 Notes
Unamortized debt issuance costs	$ 1,386	$ 1,590
Long-term Debt
Unamortized debt issuance costs	12,676	10,997
Capital Lease Obligations
Unamortized debt issuance costs	$ 3,404	$ 2,975
Preferred Shares
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0
Common Shares
Common Stock - Par Value	$ 0.01	$ 0.01
Common Stock - Shares Authorized	300,000,000	300,000,000
Common Stock - Shares Issued	91,750,000	92,627,349
Common Stock - Shares Outstanding	91,743,029	92,285,986
Treasury shares
Treasury Shares	6,791	341,363